SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19.           SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash working capital items included in mineral properties, plant and equipment were as follows:

	For the year ended
	December 31,	December 31,
	2018	2017
Taxes receivable	$—	$4,522
Accounts payable and accrued liabilities	(9,168)	(89,358)
	$(9,168)	$(84,836)

The net change in the Company’s financing liabilities were as follows:

	Long-term	Convertible
	debt	notes
Liabilities from financing activities, January 1, 2017	$501,160	$—
Advance under credit facility	97,000	—
Net proceeds from convertible notes	—	95,795
Cash payments	—	(1,319)
Other non-cash movements	69,835	(17,894)
Liabilities from financing activities, December 31, 2017	$667,995	$76,582
Proceeds from loan facility, net of transaction costs	472,384	—
Cash payments	(659,724)	(2,250)
Other non-cash movements	61,560	7,818
Liabilities from financing activities, December 31, 2018	$542,215	$82,150